Other income (Details) - CHF (SFr)	1 Months Ended	12 Months Ended				48 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022
Other income
Other income		SFr 22,521	SFr 236,997	SFr 266,324
Eurostars/Innosuisse
Other income
Amount of grant awarded					SFr 500,000
Proceeds from grants	SFr 120,000					SFr 380,000
Other receivables		120,000	130,000			SFr 120,000
Other income		SFr 0	SFr 200,000	SFr 200,000